Class R5 and R6 | Invesco Premium Income Fund
Fund Summaries - INVESCO PREMIUM INCOME FUND
Investment Objective(s)
The Fund’s investment objective is to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class R5 and R6 Invesco Premium Income Fund	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class R5 and R6 Invesco Premium Income Fund		Class R5	Class R6
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses	[1]	0.20%	0.20%
Total Annual Fund Operating Expenses	[1]	0.85%	0.85%
Fee Waiver and/or Expense Reimbursement	[2]	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.64%	0.64%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" for Class R6 are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and R6 shares to 0.64% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class R5 and R6 Invesco Premium Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5	65	250	451	1,030
Class R6	65	250	451	1,030

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period December 14, 2011 to October 31, 2012 the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by actively allocating assets across multiple income producing asset classes and strategies. The Fund is organized into two portfolios: (i) a high income portfolio (the High Income Portfolio) designed to seek income and increase in value during periods of economic strength, and (ii) a government bond portfolio (the Government Bond Portfolio) which will hold assets that are expected to provide income and increase in value during periods of economic stress. The Adviser's Global Asset Allocation (GAA) Team will employ risk balancing strategies to allocate assets between and within the two portfolios to create a balanced risk profile for the Fund. The Adviser expects this strategy to provide protection during periods of economic stress while meeting the Fund's investment objective.

In addition to the High Income Portfolio and the Government Bond Portfolio, which are described further below, the GAA Team will make opportunistic investments in other asset classes they believe have favorable prospects for high current income and the possibility of growth of capital. The GAA Team will implement these opportunistic investments by investing in affiliated and unaffiliated exchange-traded funds (ETFs), open-end investment companies, closed-end investment companies that invest in senior secured floating rate loans made by banks and other lending institutions, senior secured floating rate debt instruments, mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, equity securities of global companies principally engaged in the real estate industry, equity real estate investment trusts (REITs) and mortgage REITs.

The Fund may invest all of its assets in securities or loans of issuers located in foreign countries, all of which may be securities or loans of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. Emerging markets countries are those countries in the world other than the United States of America, Canada, Japan, Australia, New Zealand, Iceland, Norway, Switzerland, Hong Kong, Singapore, Israel and the developed countries of the European Union. A complete list of developed countries of the European Union can be found in the Fund's SAI. The Fund's securities can be denominated in either U.S. dollars or foreign currencies. The Fund uses the following criteria to determine whether an issuer is in an emerging markets country, including whether (1) it is organized under the laws of an emerging markets country; (2) it has a principal office in an emerging markets country; (3) it derives 50% or more of its total revenues from business in an emerging markets country; or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in an emerging markets country.

The Fund can use derivative instruments for risk management, portfolio management, earning income, managing target duration, gaining exposure to a particular asset class or hedging its exposure to non-U.S. currencies. The Fund's use of derivatives will involve the purchase and sale of treasury futures (including foreign government bond futures), options on treasury futures, interest rate swaps, credit default index swaps, forward foreign currency exchange contracts and other related instruments and techniques. The Fund's investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested.

High Income Portfolio
The GAA Team will determine how to allocate the High Income Portfolio's assets among different asset classes by evaluating income-producing assets based on yield, liquidity, and tax treatment. As of the date of this prospectus, the High Income Portfolio includes allocations to three core segments: a non-investment grade (high yield) debt segment, a U.S. dollar-denominated emerging markets debt segment, and a preferred equity segment. Each segment is described below and will be managed by a different investment team comprised of certain portfolio managers of the Fund. The GAA Team will set controlled tactical ranges around these segments and may allocate assets of the High Income Portfolio to investments in credit default swaps, individual securities and ETFs.

The GAA Team may also add or delete segments in which the High Income Portfolio will invest in its discretion.

High Yield Debt Segment.  The high yield debt segment of the Fund's portfolio invests primarily in debt securities of U.S. and foreign issuers that are determined to be below investment grade quality. The Fund considers debt securities to be below investment grade quality if they are rated below the four highest ratings for long-term debt obligations by Standard & Poor's Ratings Services (S&P), Moody's Investors Service, Inc. (Moody's), or any other nationally recognized statistical rating organization (NRSRO), or unrated securities determined by the portfolio managers to be of comparable quality at the time of purchase. These types of securities are commonly known as "junk bonds." The Fund will invest principally in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. This segment of the Fund's portfolio can invest in derivative instruments such as credit default index swaps and also ETFs and closed-end investment companies to manage its exposure to the high yield debt asset class. The Fund may also invest in Rule 144A private placement securities.

In selecting securities for this segment of the Fund's portfolio, the portfolio managers focus on high yield bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. The portfolio managers' research generally includes a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The portfolio managers attempt to control the Fund's risk by (i) limiting the portfolio's assets that are invested in any one security, and (ii) diversifying the portfolio's holdings over a number of different industries. The portfolio managers of this segment of the Fund's portfolio will consider selling a security if (i) there appears to be a deterioration in a security's risk profile, or (ii) they determine that other securities offer better value.

Emerging Markets Debt Segment.  The emerging markets debt segment of the Fund's portfolio invests primarily in U.S. dollar denominated emerging markets debt securities, including sovereign, quasi-sovereign, corporate and supranational bonds. This segment of the Fund's portfolio can also invest in credit linked notes and derivative instruments such as credit default index swaps to manage its exposure to the emerging markets asset class.

The portfolio managers of this segment of the Fund's portfolio employ a top-down approach with bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The portfolio managers of this segment of the Fund's portfolio will consider selling a security if, among other things, (i) the foreign exchange, spread and interest rate outlook is no longer consistent with the original investment thesis; (ii) the issue has met or exceeded its foreign exchange, spread and interest rate objectives; or (iii) there are more attractive investment alternatives in the market. While the Fund anticipates that this segment of the portfolio will largely be invested in investment grade securities, the entire segment of the portfolio may be invested in junk bonds.

Preferred Equity Segment.  The preferred equity segment of the Fund's portfolio invests primarily in fixed rate U.S. dollar-denominated preferred securities, which generally are securities in The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index (the Index), with a view of maintaining a securities exposure that reflects the number and weights of the underlying securities included in the Index. The Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Index includes traditional preferred securities and other preferred securities, including those issued by foreign companies in the form of American Depositary Shares. Most of the preferred securities included in the Index are traded on national securities exchanges; however, a small percentage are traded in the over-the-counter (OTC) market. Securities qualifying for the Index must be rated at least B3 (based on an average of Moody's, S&P and Fitch Ratings, Inc. (Fitch)) and must have an investment grade rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long term sovereign debt ratings). The Fund may also invest in floating rate U.S. dollar-denominated preferred securities.

The portfolio managers of this segment of the Fund's portfolio will consider selling a security if, among other things: (1) there appears to be deterioration in a security's risk profile, or (2) they determine that there are more attractive investment alternatives in the market.

Government Bond Portfolio
The Government Bond Portfolio includes investments in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations (including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal Securities program (i.e. STRIPS); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The Fund may also invest in securities issued by foreign governments. The Fund can invest in derivative instruments such as treasury futures (including U.S. Government and foreign government bond futures) and options on treasury futures (including U.S. Government and foreign government bond futures) to adjust the duration of the portfolio. The duration of the Government Bond Portfolio is based on two considerations: (1) the duration necessary to balance any volatility associated with the Fund's non-Treasury assets; and (2) the Adviser's current view on interest rates.

The purchase or sale of securities within the Government Bond Portfolio may be related to a decision to alter the Fund's risk exposure or general liquidity needs of the Fund.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be "funded" such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund's shares to its net asset value; (2) failure to develop or maintain an active trading market for the exchange-traded fund's shares; (3) the listing exchange halting trading of the exchange-traded fund's shares; (4) failure of the exchange-traded fund's shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund may invest are leveraged. The more the Fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Correlation Risk. The return of the Fund's preferred equity segment may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the Index. In addition, the performance of the preferred equity segment and the Index may vary due to asset valuation differences and differences between the preferred equity segment and the Index resulting from legal restrictions, costs or liquidity constraints.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Sovereign Debt Risk. Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of "qualifying income" foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund's ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended June 30, 2012): 5.41% Worst Quarter (ended March 31, 2012): 1.54%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class R5 and R6 Invesco Premium Income Fund		1 Year	Since Inception	Inception Date
Class R5 shares:		13.63%	13.52%	Dec. 14, 2011
Class R5 shares: Return After Taxes on Distributions		11.23%	11.23%	Dec. 14, 2011
Class R5 shares: Return After Taxes on Distributions and Sale of Fund Shares		9.05%	10.26%	Dec. 14, 2011
Class R6 shares:	[1]	13.33%	13.24%	Sep. 24, 2012
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		4.21%	4.94%	Nov. 30, 2011
Custom Premium Income Index (reflects no deductions for fees, expenses or taxes)		10.91%	11.05%	Nov. 30, 2011
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.92%	8.71%	Nov. 30, 2011
[1]	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is December 14, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.